Subsequent events	12 Months Ended
Dec. 31, 2016
Notes To Consolidated Financial Statements
Subsequent Events

22. Subsequent Events

(a)       Dividend declaration: On January 11, 2017, the Board of Directors declared a dividend of $0.50 per all classes of preferred shares, totaling $3,495, payable to all shareholders of record as of January 23, 2017, which was paid on January 30, 2017.

(b)       Newbuild deliveries: In January 2017, our subsidiary Youngtwo took delivery of the Pedhoulas Rose, a Chinese newbuild Kamsarmax class vessel, which was subsequently entered into a sale and leaseback agreement with a financial institution. The lease period is 10 years, on a net daily bareboat charter rate of $6,5, with a purchase obligation on the Company at the end of the 10th year at a price of $14,500. Furthermore, the Company has purchase options in its favor after the second year of the bareboat charter, at annual intervals and at predetermined purchase prices. In view of the obligation of Youngtwo to purchase the vessel at the end of the bareboat charter, the Company has determined that this transaction is a financing transaction.

(c)       Newbuild deliveries: In January 2017, our subsidiary Kyotofrendo One took delivery of the Hull No.1551, a Japanese newbuild Kamsarmax class vessel, which was subsequently sold to an entity controlled by Polys Hajioannou. The commission of 1% of the contract price payable to the related party management company with respect to the acquisition and sale of the newbuild, has been waived in Company's favor.